Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2017
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Information
SUPPLEMENTAL GUARANTOR INFORMATION

Our 2025 CQP Senior Notes are jointly and severally guaranteed by each of our subsidiaries other than SPL and, subject to certain conditions governing the release of its guarantee, Sabine Pass LNG-LP, LLC (the “CQP Guarantors”). These guarantees are full and unconditional, subject to certain customary release provisions including (1) the sale, exchange, disposition or transfer (by merger, consolidation or otherwise) of the capital stock or all or substantially all of the assets of the Guarantors, (2) upon the liquidation or dissolution of a Guarantor, (3) following the release of a Guarantor from its guarantee obligations and (4) upon the legal defeasance or satisfaction and discharge of obligations under the CQP Indenture. See Note 11—Debt for additional information regarding the 2025 CQP Senior Notes.

The following is condensed consolidating financial information for CQP (“Parent Issuer”), the CQP Guarantors on a combined basis and SPL (“Non-Guarantor”). We have accounted for investments in subsidiaries using the equity method.

Condensed Consolidating Balance Sheet
December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	1,033	12	544	—	1,589
Accounts and other receivables	—	2	189	—	191
Accounts receivable—affiliate	—	36	163	(36)	163
Advances to affiliate	—	20	26	(10)	36
Inventory	—	10	85	—	95
Other current assets	8	3	54	—	65
Other current assets—affiliate	—	—	21	(21)	—
Total current assets	1,041	83	1,082	(67)	2,139

Property, plant and equipment, net	80	2,164	12,920	(25)	15,139
Debt issuance costs, net	20	—	18	—	38
Non-current derivative assets	14	—	17	—	31
Investments in subsidiaries	2,076	(63)	—	(2,013)	—
Other non-current assets, net	—	37	169	—	206
Total assets	$3,231	$2,221	$14,206	$(2,105)	$17,553

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$8	$—	$12
Accrued liabilities	23	8	606	—	637
Due to affiliates	—	47	66	(45)	68
Deferred revenue	—	27	84	—	111
Deferred revenue—affiliate	—	22	—	(21)	1
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	23	109	764	(67)	829

Long-term debt, net	2,569	—	13,477	—	16,046
Non-current deferred revenue	—	1	—	—	1
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	10	—	—	10
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity (deficit)	639	2,076	(38)	(2,038)	639
Total liabilities and partners’ equity (deficit)	$3,231	$2,221	$14,206	$(2,105)	$17,553

Condensed Consolidating Balance Sheet
December 31, 2016
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	234	13	358	—	605
Accounts and other receivables	—	—	90	—	90
Accounts receivable—affiliate	—	24	100	(25)	99
Advances to affiliate	—	12	26	—	38
Inventory	—	8	89	—	97
Other current assets	—	4	25	—	29
Other current assets—affiliate	—	—	10	(10)	—
Total current assets	234	61	698	(35)	958

Property, plant and equipment, net	79	2,219	11,875	(15)	14,158
Debt issuance costs, net	63	—	58	—	121
Non-current derivative assets	16	—	67	—	83
Investments in subsidiaries	2,617	471	—	(3,088)	—
Other non-current assets, net	—	37	185	—	222
Total assets	$3,009	$2,788	$12,883	$(3,138)	$15,542

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$1	$3	$23	$—	$27
Accrued liabilities	2	9	407	—	418
Current debt	—	—	224	—	224
Due to affiliates	—	89	33	(23)	99
Deferred revenue	—	27	46	—	73
Deferred revenue—affiliate	—	11	—	(10)	1
Derivative liabilities	3	—	11	—	14
Total current liabilities	6	139	744	(33)	856

Long-term debt, net	2,560	—	11,649	—	14,209
Non-current deferred revenue	—	5	—	—	5
Non-current derivative liabilities	—	—	2	—	2
Other non-current liabilities—affiliate	—	27	2	(2)	27

Partners’ equity	443	2,617	486	(3,103)	443
Total liabilities and partners’ equity	$3,009	$2,788	$12,883	$(3,138)	$15,542

Condensed Consolidating Statement of Operations
Year Ended December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$2,635	$—	$2,635
LNG revenues—affiliate	—	—	1,389	—	1,389
Regasification revenues	—	260	—	—	260
Regasification revenues—affiliate	—	190	—	(190)	—
Other revenues	—	20	—	—	20
Other revenues—affiliate	—	218	—	(218)	—
Total revenues	—	688	4,024	(408)	4,304

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	1	2,317	2	2,320
Cost of sales—affiliate	—	—	23	(23)	—
Operating and maintenance expense	4	45	243	—	292
Operating and maintenance expense—affiliate	6	137	329	(372)	100
Development expense	—	1	2	—	3
General and administrative expense	4	1	7	—	12
General and administrative expense—affiliate	11	15	58	(4)	80
Depreciation and amortization expense	2	74	264	(1)	339
Other	—	2	—	—	2
Total operating costs and expenses	27	276	3,243	(398)	3,148

Income (loss) from operations	(27)	412	781	(10)	1,156

Other income (expense)
Interest expense, net of capitalized interest	(111)	(9)	(494)	—	(614)
Loss on early extinguishment of debt	(25)	—	(42)	—	(67)
Derivative gain (loss), net	6	—	(2)	—	4
Equity earnings of subsidiaries	643	250	—	(893)	—
Other income	4	—	7	—	11
Total other income (expense)	517	241	(531)	(893)	(666)

Net income	$490	$653	$250	$(903)	$490

Condensed Consolidating Statement of Operations
Year Ended December 31, 2016
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$539	$—	$539
LNG revenues—affiliate	—	—	294	—	294
Regasification revenues	—	259	—	—	259
Regasification revenues—affiliate	—	61	—	(61)	—
Other revenues	—	4	—	—	4
Other revenues—affiliate	—	163	—	(159)	4
Total revenues	—	487	833	(220)	1,100

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	—	416	(6)	410
Cost of sales—affiliate	—	—	7	(5)	2
Operating and maintenance expense	5	48	72	2	127
Operating and maintenance expense—affiliate	—	113	129	(190)	52
Development expense—affiliate	—	—	1	(1)	—
General and administrative expense	4	2	7	—	13
General and administrative expense—affiliate	12	15	68	(5)	90
Depreciation and amortization expense	1	72	83	—	156
Total operating costs and expenses	22	250	783	(205)	850

Income (loss) from operations	(22)	237	50	(15)	250

Other income (expense)
Interest expense, net of capitalized interest	(23)	(148)	(186)	—	(357)
Loss on early extinguishment of debt	—	(20)	(52)	—	(72)
Derivative gain (loss), net	12	—	(6)	—	6
Equity losses of subsidiaries	(138)	(193)	—	331	—
Other income	—	1	1	—	2
Total other expense	(149)	(360)	(243)	331	(421)

Net loss	$(171)	$(123)	$(193)	$316	$(171)

Condensed Consolidating Statement of Operations
Year Ended December 31, 2015
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
Regasification revenues	$—	$259	$—	$—	$259
Other revenues	—	7	—	—	7
Other revenues—affiliate	—	108	—	(104)	4
Total revenues	—	374	—	(104)	270

Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	—	1	(32)	—	(31)
Operating and maintenance expense	3	36	23	—	62
Operating and maintenance expense—affiliate	—	94	1	(66)	29
Development expense	—	—	3	—	3
Development expense—affiliate	—	1	1	(1)	1
General and administrative expense	3	6	6	—	15
General and administrative expense—affiliate	11	60	88	(37)	122
Depreciation and amortization expense	—	64	2	—	66
Total operating costs and expenses	17	262	92	(104)	267

Income (loss) from operations	(17)	112	(92)	—	3

Other income (expense)
Interest expense, net of capitalized interest	—	(175)	(36)	26	(185)
Loss on early extinguishment of debt	—	—	(96)	—	(96)
Derivative loss, net	—	—	(42)	—	(42)
Equity losses of subsidiaries	(302)	(266)	—	568	—
Other income	—	1	—	—	1
Total other expense	(302)	(440)	(174)	594	(322)

Net loss	$(319)	$(328)	$(266)	$594	$(319)

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(101)	$431	$657	$(10)	$977

Cash flows from investing activities
Property, plant and equipment, net	—	(21)	(1,279)	10	(1,290)
Investments in subsidiaries	(245)	(7)	—	252	—
Distributions received from affiliates, net	1,431	782	—	(2,213)	—
Net cash provided by (used in) investing activities	1,186	754	(1,279)	(1,951)	(1,290)

Cash flows from financing activities
Proceeds from issuances of debt	1,500	—	2,314	—	3,814
Repayments of debt	(1,470)	—	(703)	—	(2,173)
Debt issuance and deferred financing costs	(22)	—	(28)	—	(50)
Distributions to parent	—	(1,431)	(782)	2,213	—
Contributions from parent	—	245	7	(252)	—
Distributions to owners	(294)	—	—	—	(294)
Net cash provided by (used in) financing activities	(286)	(1,186)	808	1,961	1,297

Net increase (decrease) in cash, cash equivalents and restricted cash	799	(1)	186	—	984
Cash, cash equivalents and restricted cash—beginning of period	234	13	358	—	605
Cash, cash equivalents and restricted cash—end of period	$1,033	$12	$544	$—	$1,589

Balances per Condensed Consolidating Balance Sheet:

	December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	1,033	12	544	—	1,589
Total cash, cash equivalents and restricted cash	$1,033	$12	$544	$—	$1,589

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2016
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(53)	$181	$(130)	$2	$—

Cash flows from investing activities
Property, plant and equipment, net	—	(7)	(2,306)	(2)	(2,315)
Investments in subsidiaries	(2,429)	(1)	—	2,430	—
Distributions received from affiliates, net	218	—	—	(218)	—
Other	—	(6)	(32)	—	(38)
Net cash used in investing activities	(2,211)	(14)	(2,338)	2,210	(2,353)

Cash flows from financing activities
Proceeds from issuances of debt	2,560	—	5,443	—	8,003
Repayments of debt	—	(2,486)	(2,765)	—	(5,251)
Debt issuance and deferred financing costs	(73)	—	(42)	—	(115)
Debt extinguishment costs	—	(14)	—	—	(14)
Distributions to parent	—	(218)	—	218	—
Contributions from parent	—	2,429	1	(2,430)	—
Distributions to owners	(99)	—	—	—	(99)
Net cash provided by (used in) financing activities	2,388	(289)	2,637	(2,212)	2,524

Net increase (decrease) in cash, cash equivalents and restricted cash	124	(122)	169	—	171
Cash, cash equivalents and restricted cash—beginning of period	110	135	189	—	434
Cash, cash equivalents and restricted cash—end of period	$234	$13	$358	$—	$605

Balances per Condensed Consolidating Balance Sheet:

	December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	234	13	358	—	605
Total cash, cash equivalents and restricted cash	$234	$13	$358	$—	$605

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2015
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Cash flows provided by (used in) operating activities	$(43)	$53	$(207)	$26	$(171)

Cash flows from investing activities
Property, plant and equipment, net	(1)	(25)	(2,861)	(26)	(2,913)
Investments in subsidiaries	(53)	(15)	—	68	—
Distributions received from affiliates, net	84	—	—	(84)	—
Other	—	—	(62)	—	(62)
Net cash provided by (used in) investing activities	30	(40)	(2,923)	(42)	(2,975)

Cash flows from financing activities
Proceeds from issuances of debt	—	—	2,860	—	2,860
Debt issuance and deferred financing costs	—	(1)	(169)	—	(170)
Distributions to parent	—	(84)	—	84	—
Contributions from parent	—	53	15	(68)	—
Distributions to owners	(99)	—	—	—	(99)
Net cash provided by (used in) financing activities	(99)	(32)	2,706	16	2,591

Net decrease in cash, cash equivalents and restricted cash	(112)	(19)	(424)	—	(555)
Cash, cash equivalents and restricted cash—beginning of period	222	154	613	—	989
Cash, cash equivalents and restricted cash—end of period	$110	$135	$189	$—	$434